CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Parenthetical] - USD ($) $ in Thousands	12 Months Ended
	Oct. 28, 2018	Oct. 29, 2017	Oct. 30, 2016
Statement of Comprehensive Income [Abstract]
Income tax effects of foreign exchange translation gains (losses) and other	$ 0	$ 0	$ 0
Income tax (expense) benefit effect from unrecognized actuarial gains (losses) on pension obligation	$ (322)	$ (1,805)	$ 1,245